GoodHaven Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 78.4%	Shares	Value
Automobile Retailers - 1.1%
Asbury Automotive Group, Inc. (a)	12,000	$3,220,800

Banks-Diversified - 6.2%
Bank of America Corp.	359,500	16,572,950
JPMorgan Chase & Co.	8,000	2,117,200
		18,690,150

Capital Markets - 5.3%
Jefferies Financial Group, Inc.	242,512	16,054,294

Diversified Holding Companies - 14.7%
Berkshire Hathaway, Inc. - Class B (a)	85,800	44,086,614

General Building Materials - 4.6%
Builders FirstSource, Inc. (a)	99,400	13,815,606

Government Agency - 0.4%
Federal National Mortgage Association (a)	180,000	1,152,000

Home Builder - 3.5%
Lennar Corp. - Class B	91,647	10,603,558

Industrial Conglomerate - 5.1%
EXOR NV	156,362	15,182,194

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class C	106,200	18,289,764

Investment Management - 6.5%
Brookfield Asset Management Ltd. - Class A	9,201	520,593
Brookfield Corp.	154,548	8,954,511
Brookfield Wealth Solutions Ltd. (a)	252	14,578
KKR & Co., Inc.	75,000	10,169,250
		19,658,932

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.4%
Global Industrial Co.	47,805	1,121,027

Mortgage Banking - 0.4%
Guild Holdings Co. - Class A	85,011	1,062,638

Oil & Gas Equipment & Services - 4.1%
TerraVest Industries, Inc.	158,300	12,376,232

Oil & Gas Exploration & Production - 7.4%
Devon Energy Corp.	329,161	11,922,211
Vitesse Energy, Inc.	399,814	10,279,218
		22,201,429

Oil & Gas Infrastructure - 1.0%
Hess Midstream LP - Class A	75,667	3,157,584

Property/Casualty Insurance - 6.9%
Chubb Ltd.	38,500	10,990,980
The Progressive Corp.	35,000	9,870,000
		20,860,980

Real Estate - 1.2%
Camden Property Trust	29,500	3,659,770

Specialty Retail - 1.1%
Academy Sports & Outdoors, Inc.	68,150	3,379,559

Technology Distributors - 2.4%
Arrow Electronics, Inc. (a)	66,438	7,179,955
TOTAL COMMON STOCKS (Cost $120,460,698)		235,753,086

WARRANTS - 1.2%	Contracts	Value
Oil & Gas Exploration & Production - 1.2%
Occidental Petroleum Corp., Expires 08/03/2027, Exercise Price $22.00 (a)	138,522	3,727,627
TOTAL WARRANTS (Cost $5,126,641)		3,727,627

PREFERRED STOCKS - 1.2%	Shares	Value
Government Agency - 1.2%
Federal National Mortgage Association
Series N, 5.50%, Perpetual	31,037	581,944
Series R, 7.63%, Perpetual	69,980	692,802
Series T, 8.25%, Perpetual	216,881	2,314,120
TOTAL PREFERRED STOCKS (Cost $820,675)		3,588,866

SHORT-TERM INVESTMENTS - 16.6%	Par	Value
U.S. Treasury Bills - 16.6%
4.36%, 03/20/2025 (b)	26,000,000	25,948,249
4.25%, 05/01/2025 (b)	24,000,000	23,833,620
TOTAL SHORT-TERM INVESTMENTS (Cost $49,769,762)		49,781,869

MISCELLANEOUS SECURITIES – 0.0%(c)	Shares	Value
TOTAL MISCELLANEOUS SECURITIES (Cost $11)	1	11

TOTAL INVESTMENTS - 97.4% (Cost $176,177,787)		292,851,459
Money Market Deposit Account - 2.7% (d)		7,971,682
Liabilities in Excess of Other Assets - (0.1)%		(266,228)
TOTAL NET ASSETS - 100.0%		$300,556,913

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of February 28, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2025 was 4.11%.

GoodHaven Fund
Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

The GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$235,753,086	$–	$–	$235,753,086
Warrants	3,727,627	–	–	3,727,627
Preferred Stocks	3,588,866	–	–	3,588,866
Short-Term Investments	–	49,781,869	–	49,781,869
Miscellaneous Securities	11	–	–	11
Total Investments	$243,069,590	$49,781,869	$–	$292,851,459

Refer to the Schedule of Investments for the industry and security type breakouts.